Expenses from Continuing Operations - Schedule of Directors’ Fees (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Directors’ fees
Directors’ fees	$ (1,070,833)	$ (1,391,263)	$ (136,901)